Cover	Apr. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-41497
Entity Registrant Name	ECD AUTOMOTIVE DESIGN, INC.
Entity Central Index Key	0001922858
Entity Tax Identification Number	86-2559175
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4390 Industrial Lane
Entity Address, City or Town	Kissimmee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34758
City Area Code	407
Local Phone Number	483-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	ECDA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ECDAW
Security Exchange Name	NASDAQ